BORROWINGS - Summary of Available Credit Facilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Authorized corporate credit facilities and related party credit facilities
Credit facilities [Line Items]
Available portion of corporate credit facilities	$ 2,375	$ 2,375
Authorized letter of credit facility
Credit facilities [Line Items]
Available portion of corporate credit facilities	500	500
Issued letters of credit
Credit facilities [Line Items]
Available portion of corporate credit facilities	325	344
Available portion of corporate credit facilities(3)
Credit facilities [Line Items]
Available portion of corporate credit facilities	$ 2,550	$ 2,531